Other Financial Assets - Disclosure Of Maximum Risk To Credit Exposure By Geographies (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	$ 288	$ 261
Americas [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	169	162
EMEAA [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	81	68
Greater China [member]
Disclosure Of Maximum Risk To Credit Exposure By Geographies [Line Items]
Maximum exposure to credit risk of other financial assets	$ 38	$ 31